CONVERTIBLE NOTES (Details) ¥ in Thousands, $ in Thousands	Jun. 28, 2018	Jun. 12, 2018 USD ($)	Jun. 09, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 12, 2018 CNY (¥)	Jun. 09, 2018 CNY (¥)
Debt Instrument [Line Items]
Convertible notes				$ 173,125	¥ 1,188,192
Conversion price per ordinary shares (as a percent)	109.50%
IPO price per ordinary share (as a percent)	108.00%
CNCB (Hong Kong)
Debt Instrument [Line Items]
Total principal amount			$ 100,000				¥ 686,300
Interest (as a percent)			6.00%				6.00%
Term (in years)			363 days
Golden Fortune
Debt Instrument [Line Items]
Total principal amount		$ 75,000				¥ 514,700
Interest (as a percent)		6.50%				6.50%
Term (in years)		363 days